Notes to the Consolidated Statements of Cash Flows (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Depreciation	kr 130,802	kr 129,022
Depreciation of right-of-use assets	96,694	96,940
Amortization	312	1,056
Loss from disposal of property, plant, and equipment	5,321
Capital gains from the sale of non-current assets		(8,985)
Share-based payment expense	15,629	10,171
Unrealized exchange differences	77,903	(1,926)
Finance income	(5,080)	(65,615)
Finance costs	588,646	224,345
Provision	12,332	(0)
Fair value loss/(gain) on financial assets or liabilities measured at fair value through profit or loss	129,262	(51,832)
Share of results of joint venture	(1,430)	(282)
Total non-cash adjustments	1,050,391	332,894
(Increase)/decrease in trade receivables	10,571	23,153
(Increase)/decrease in prepaid expenses	3,899	(5,152)
(Increase)/decrease in accrued income	(1,789)	(7,964)
(Increase)/decrease in other receivables	(22,174)	173,091
Increase/(decrease) in trade and other payables	(52,186)	96,414
Increase/(decrease) in accrued expense	69,950	(15,219)
Increase/(decrease) in deferred income	3,193	9,395
Increase/(decrease) in other liabilities	30,577	11,831
Net changes in working capital	kr 42,041	kr 285,549